Loans (Details 2) (USD $) In Millions, unless otherwise specified																												12 Months Ended																																																		12 Months Ended												12 Months Ended												12 Months Ended												12 Months Ended												12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Total non-U.S.[Member] Wholesale [Member]	Dec. 31, 2009 Total non-U.S.[Member] Wholesale [Member]	Dec. 31, 2010 Total non-U.S.[Member] Wholesale [Member] Commercial and industrial [Member]	Dec. 31, 2009 Total non-U.S.[Member] Wholesale [Member] Commercial and industrial [Member]	Dec. 31, 2010 Total non-U.S.[Member] Wholesale [Member] Real estate[Member]	Dec. 31, 2009 Total non-U.S.[Member] Wholesale [Member] Real estate[Member]	Dec. 31, 2010 Total non-U.S.[Member] Wholesale [Member] Financial institutions [Member]	Dec. 31, 2009 Total non-U.S.[Member] Wholesale [Member] Financial institutions [Member]	Dec. 31, 2010 Total non-U.S.[Member] Wholesale [Member] Government agencies [Member]	Dec. 31, 2009 Total non-U.S.[Member] Wholesale [Member] Government agencies [Member]	Dec. 31, 2010 Total non-U.S.[Member] Wholesale [Member] Other [Member]	Dec. 31, 2009 Total non-U.S.[Member] Wholesale [Member] Other [Member]	Dec. 31, 2010 Total U.S.[Member] Wholesale [Member]	Dec. 31, 2009 Total U.S.[Member] Wholesale [Member]	Dec. 31, 2010 Total U.S.[Member] Wholesale [Member] Commercial and industrial [Member]	Dec. 31, 2009 Total U.S.[Member] Wholesale [Member] Commercial and industrial [Member]	Dec. 31, 2010 Total U.S.[Member] Wholesale [Member] Real estate[Member]	Dec. 31, 2009 Total U.S.[Member] Wholesale [Member] Real estate[Member]	Dec. 31, 2010 Total U.S.[Member] Wholesale [Member] Financial institutions [Member]	Dec. 31, 2009 Total U.S.[Member] Wholesale [Member] Financial institutions [Member]	Dec. 31, 2010 Total U.S.[Member] Wholesale [Member] Government agencies [Member]	Dec. 31, 2009 Total U.S.[Member] Wholesale [Member] Government agencies [Member]	Dec. 31, 2010 Total U.S.[Member] Wholesale [Member] Other [Member]	Dec. 31, 2009 Total U.S.[Member] Wholesale [Member] Other [Member]	Dec. 31, 2010 Wholesale [Member]	Dec. 31, 2009 Wholesale [Member]	Dec. 31, 2010 Wholesale [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2009 Wholesale [Member] Current and less than 30 days past due and still accruing [Member]	Dec. 31, 2010 Wholesale [Member] Current and less than 30 days past due and still accruing [Member] Commercial and industrial [Member]	Dec. 31, 2009 Wholesale [Member] Current and less than 30 days past due and still accruing [Member] Commercial and industrial [Member]	Dec. 31, 2010 Wholesale [Member] Current and less than 30 days past due and still accruing [Member] Real estate[Member]	Dec. 31, 2009 Wholesale [Member] Current and less than 30 days past due and still accruing [Member] Real estate[Member]	Dec. 31, 2010 Wholesale [Member] Current and less than 30 days past due and still accruing [Member] Financial institutions [Member]	Dec. 31, 2009 Wholesale [Member] Current and less than 30 days past due and still accruing [Member] Financial institutions [Member]	Dec. 31, 2010 Wholesale [Member] Current and less than 30 days past due and still accruing [Member] Government agencies [Member]	Dec. 31, 2009 Wholesale [Member] Current and less than 30 days past due and still accruing [Member] Government agencies [Member]	Dec. 31, 2010 Wholesale [Member] Current and less than 30 days past due and still accruing [Member] Other [Member]	Dec. 31, 2009 Wholesale [Member] Current and less than 30 days past due and still accruing [Member] Other [Member]	Dec. 31, 2010 Wholesale [Member] 30-89 days past due and still accruing [Member] Class of Financing Receivable [Member]	Dec. 31, 2009 Wholesale [Member] 30-89 days past due and still accruing [Member] Class of Financing Receivable [Member]	Dec. 31, 2010 Wholesale [Member] 30-89 days past due and still accruing [Member] Commercial and industrial [Member]	Dec. 31, 2009 Wholesale [Member] 30-89 days past due and still accruing [Member] Commercial and industrial [Member]	Dec. 31, 2010 Wholesale [Member] 30-89 days past due and still accruing [Member] Real estate[Member]	Dec. 31, 2009 Wholesale [Member] 30-89 days past due and still accruing [Member] Real estate[Member]	Dec. 31, 2010 Wholesale [Member] 30-89 days past due and still accruing [Member] Financial institutions [Member]	Dec. 31, 2009 Wholesale [Member] 30-89 days past due and still accruing [Member] Financial institutions [Member]	Dec. 31, 2010 Wholesale [Member] 30-89 days past due and still accruing [Member] Government agencies [Member]	Dec. 31, 2009 Wholesale [Member] 30-89 days past due and still accruing [Member] Government agencies [Member]	Dec. 31, 2010 Wholesale [Member] 30-89 days past due and still accruing [Member] Other [Member]	Dec. 31, 2009 Wholesale [Member] 30-89 days past due and still accruing [Member] Other [Member]	Dec. 31, 2010 Wholesale [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2009 Wholesale [Member] 90 days or more past due and still accruing [Member]	Dec. 31, 2010 Wholesale [Member] 90 days or more past due and still accruing [Member] Commercial and industrial [Member]	Dec. 31, 2009 Wholesale [Member] 90 days or more past due and still accruing [Member] Commercial and industrial [Member]	Dec. 31, 2010 Wholesale [Member] 90 days or more past due and still accruing [Member] Real estate[Member]	Dec. 31, 2009 Wholesale [Member] 90 days or more past due and still accruing [Member] Real estate[Member]	Dec. 31, 2010 Wholesale [Member] 90 days or more past due and still accruing [Member] Financial institutions [Member]	Dec. 31, 2009 Wholesale [Member] 90 days or more past due and still accruing [Member] Financial institutions [Member]	Dec. 31, 2010 Wholesale [Member] 90 days or more past due and still accruing [Member] Government agencies [Member]	Dec. 31, 2009 Wholesale [Member] 90 days or more past due and still accruing [Member] Government agencies [Member]	Dec. 31, 2010 Wholesale [Member] 90 days or more past due and still accruing [Member] Other [Member]	Dec. 31, 2009 Wholesale [Member] 90 days or more past due and still accruing [Member] Other [Member]	Dec. 31, 2010 Wholesale [Member] Nonaccrual [Member]	Dec. 31, 2009 Wholesale [Member] Nonaccrual [Member]	Dec. 31, 2010 Wholesale [Member] Nonaccrual [Member] Commercial and industrial [Member]	Dec. 31, 2009 Wholesale [Member] Nonaccrual [Member] Commercial and industrial [Member]	Dec. 31, 2010 Wholesale [Member] Nonaccrual [Member] Real estate[Member]	Dec. 31, 2009 Wholesale [Member] Nonaccrual [Member] Real estate[Member]	Dec. 31, 2010 Wholesale [Member] Nonaccrual [Member] Financial institutions [Member]	Dec. 31, 2009 Wholesale [Member] Nonaccrual [Member] Financial institutions [Member]	Dec. 31, 2010 Wholesale [Member] Nonaccrual [Member] Government agencies [Member]	Dec. 31, 2009 Wholesale [Member] Nonaccrual [Member] Government agencies [Member]	Dec. 31, 2010 Wholesale [Member] Nonaccrual [Member] Other [Member]	Dec. 31, 2009 Wholesale [Member] Nonaccrual [Member] Other [Member]	Dec. 31, 2010 Wholesale [Member] Commercial and industrial [Member]	Dec. 31, 2009 Wholesale [Member] Commercial and industrial [Member]	Dec. 31, 2010 Wholesale [Member] Commercial and industrial [Member] Investment grade [Member]	Dec. 31, 2009 Wholesale [Member] Commercial and industrial [Member] Investment grade [Member]	Dec. 31, 2010 Wholesale [Member] Commercial and industrial [Member] Total noninvestment grade [Member]	Dec. 31, 2009 Wholesale [Member] Commercial and industrial [Member] Total noninvestment grade [Member]	Dec. 31, 2010 Wholesale [Member] Commercial and industrial [Member] Noncriticized [Member]	Dec. 31, 2009 Wholesale [Member] Commercial and industrial [Member] Noncriticized [Member]	Dec. 31, 2010 Wholesale [Member] Commercial and industrial [Member] Criticized performing [Member]	Dec. 31, 2009 Wholesale [Member] Commercial and industrial [Member] Criticized performing [Member]	Dec. 31, 2010 Wholesale [Member] Commercial and industrial [Member] Criticized total nonaccrual [Member]	Dec. 31, 2009 Wholesale [Member] Commercial and industrial [Member] Criticized total nonaccrual [Member]	Dec. 31, 2010 Wholesale [Member] Real estate[Member]	Dec. 31, 2009 Wholesale [Member] Real estate[Member]	Dec. 31, 2010 Wholesale [Member] Real estate[Member] Investment grade [Member]	Dec. 31, 2009 Wholesale [Member] Real estate[Member] Investment grade [Member]	Dec. 31, 2010 Wholesale [Member] Real estate[Member] Total noninvestment grade [Member]	Dec. 31, 2009 Wholesale [Member] Real estate[Member] Total noninvestment grade [Member]	Dec. 31, 2010 Wholesale [Member] Real estate[Member] Noncriticized [Member]	Dec. 31, 2009 Wholesale [Member] Real estate[Member] Noncriticized [Member]	Dec. 31, 2010 Wholesale [Member] Real estate[Member] Criticized performing [Member]	Dec. 31, 2009 Wholesale [Member] Real estate[Member] Criticized performing [Member]	Dec. 31, 2010 Wholesale [Member] Real estate[Member] Criticized total nonaccrual [Member]	Dec. 31, 2009 Wholesale [Member] Real estate[Member] Criticized total nonaccrual [Member]	Dec. 31, 2010 Wholesale [Member] Financial institutions [Member]	Dec. 31, 2009 Wholesale [Member] Financial institutions [Member]	Dec. 31, 2010 Wholesale [Member] Financial institutions [Member] Investment grade [Member]	Dec. 31, 2009 Wholesale [Member] Financial institutions [Member] Investment grade [Member]	Dec. 31, 2010 Wholesale [Member] Financial institutions [Member] Total noninvestment grade [Member]	Dec. 31, 2009 Wholesale [Member] Financial institutions [Member] Total noninvestment grade [Member]	Dec. 31, 2010 Wholesale [Member] Financial institutions [Member] Noncriticized [Member]	Dec. 31, 2009 Wholesale [Member] Financial institutions [Member] Noncriticized [Member]	Dec. 31, 2010 Wholesale [Member] Financial institutions [Member] Criticized performing [Member]	Dec. 31, 2009 Wholesale [Member] Financial institutions [Member] Criticized performing [Member]	Dec. 31, 2010 Wholesale [Member] Financial institutions [Member] Criticized total nonaccrual [Member]	Dec. 31, 2009 Wholesale [Member] Financial institutions [Member] Criticized total nonaccrual [Member]	Dec. 31, 2010 Wholesale [Member] Government agencies [Member]	Dec. 31, 2009 Wholesale [Member] Government agencies [Member]	Dec. 31, 2010 Wholesale [Member] Government agencies [Member] Investment grade [Member]	Dec. 31, 2009 Wholesale [Member] Government agencies [Member] Investment grade [Member]	Dec. 31, 2010 Wholesale [Member] Government agencies [Member] Total noninvestment grade [Member]	Dec. 31, 2009 Wholesale [Member] Government agencies [Member] Total noninvestment grade [Member]	Dec. 31, 2010 Wholesale [Member] Government agencies [Member] Noncriticized [Member]	Dec. 31, 2009 Wholesale [Member] Government agencies [Member] Noncriticized [Member]	Dec. 31, 2010 Wholesale [Member] Government agencies [Member] Criticized performing [Member]	Dec. 31, 2009 Wholesale [Member] Government agencies [Member] Criticized performing [Member]	Dec. 31, 2010 Wholesale [Member] Government agencies [Member] Criticized total nonaccrual [Member]	Dec. 31, 2009 Wholesale [Member] Government agencies [Member] Criticized total nonaccrual [Member]	Dec. 31, 2010 Wholesale [Member] Other [Member]	Dec. 31, 2009 Wholesale [Member] Other [Member]	Dec. 31, 2010 Wholesale [Member] Other [Member] Investment grade [Member]	Dec. 31, 2009 Wholesale [Member] Other [Member] Investment grade [Member]	Dec. 31, 2010 Wholesale [Member] Other [Member] Total noninvestment grade [Member]	Dec. 31, 2009 Wholesale [Member] Other [Member] Total noninvestment grade [Member]	Dec. 31, 2010 Wholesale [Member] Other [Member] Noncriticized [Member]	Dec. 31, 2009 Wholesale [Member] Other [Member] Noncriticized [Member]	Dec. 31, 2010 Wholesale [Member] Other [Member] Criticized performing [Member]	Dec. 31, 2009 Wholesale [Member] Other [Member] Criticized performing [Member]	Dec. 31, 2010 Wholesale [Member] Other [Member] Criticized total nonaccrual [Member]	Dec. 31, 2009 Wholesale [Member] Other [Member] Criticized total nonaccrual [Member]	Dec. 31, 2010 Wholesale [Member] Investment grade [Member]	Dec. 31, 2009 Wholesale [Member] Investment grade [Member]	Dec. 31, 2010 Wholesale [Member] Total noninvestment grade [Member]	Dec. 31, 2009 Wholesale [Member] Total noninvestment grade [Member]	Dec. 31, 2010 Wholesale [Member] Noncriticized [Member]	Dec. 31, 2009 Wholesale [Member] Noncriticized [Member]	Dec. 31, 2010 Wholesale [Member] Criticized performing [Member]	Dec. 31, 2009 Wholesale [Member] Criticized performing [Member]	Dec. 31, 2010 Wholesale [Member] Criticized total nonaccrual [Member]	Dec. 31, 2009 Wholesale [Member] Criticized total nonaccrual [Member]	Dec. 31, 2010 90 days or more past due and still accruing [Member]	Dec. 31, 2009 90 days or more past due and still accruing [Member]
Loans [Line Items]
Total retained loans	$ 685,498	$ 627,218	$ 728,915	$ 66,151	$ 53,617	$ 17,731	$ 19,138	$ 1,963	$ 2,227	$ 19,756	$ 11,755	$ 870	$ 1,707	$ 25,831	$ 18,790	$ 156,359	$ 146,460	$ 48,845	$ 49,103	$ 51,672	$ 54,968	$ 11,702	$ 13,372	$ 6,408	$ 5,634	$ 37,732	$ 23,383	$ 222,510	$ 200,077	$ 215,148	$ 191,492	$ 64,501	$ 65,692	$ 50,299	$ 53,370	$ 31,289	$ 24,324	$ 7,222	$ 7,321	$ 61,837	$ 40,785	$ 1,493	$ 1,694	$ 434	$ 276	$ 290	$ 823	$ 31	$ 68	$ 34	$ 15	$ 704	$ 512	$ 359	$ 332	$ 7	$ 28	$ 109	$ 114	$ 2	$ 6	$ 0	$ 0	$ 241	$ 184	$ 5,510	$ 6,559	$ 1,634	$ 2,245	$ 2,937	$ 2,888	$ 136	$ 729	$ 22	$ 5	$ 781	$ 692	$ 66,576	$ 68,241	$ 31,697	$ 31,203	$ 34,879	$ 37,038	$ 30,874	$ 28,714	$ 2,371	$ 6,079	$ 1,634	$ 2,245	$ 53,635	$ 57,195	$ 28,504	$ 31,986	$ 25,131	$ 25,209	$ 16,425	$ 14,462	$ 5,769	$ 7,859	$ 2,937	$ 2,888	$ 31,458	$ 25,127	$ 22,525	$ 14,878	$ 8,933	$ 10,249	$ 8,480	$ 8,319	$ 317	$ 1,201	$ 136	$ 729	$ 7,278	$ 7,341	$ 6,871	$ 6,684	$ 407	$ 657	$ 382	$ 624	$ 3	$ 28	$ 22	$ 5	$ 63,563	$ 42,173	$ 56,450	$ 33,780	$ 7,113	$ 8,393	$ 6,012	$ 6,704	$ 320	$ 997	$ 781	$ 692	$ 146,047	$ 118,531	$ 76,463	$ 81,546	$ 62,173	$ 58,823	$ 8,780	$ 16,164	$ 5,510	$ 6,559	$ 0	$ 0
Percentage of total criticized to total retained loans																												6.42%	11.36%																																																	6.02%	12.20%											16.23%	18.79%											1.44%	7.68%											0.34%	0.45%											1.73%	4.00%
Percentage of nonaccrual loans to total retained loans																												2.48%	3.28%																																																	2.45%	3.29%											5.48%	5.05%											0.43%	2.90%											0.30%	0.07%											1.23%	1.64%
Net charge offs																												$ 1,727	$ 3,132																																																	$ 403	$ 1,243											$ 862	$ 688											$ 72	$ 734											$ 2												$ 388	$ 467
Percentage of net charge-offs to retained loans																												0.78%	1.57%																																																	0.61%	1.82%											1.61%	1.20%											0.23%	2.92%											0.03%												0.61%	1.11%